OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2021
OTHER INVESTMENTS
OTHER INVESTMENTS

17.   OTHER INVESTMENTS

Other investments consist primarily of long-term deposits, which are repayable in more than a year, loans, debt securities and equity holdings in private companies. Deposits, loans and notes are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest.

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans to customers.

Other investments are presented net of allowance for expected credit losses (ECL).

Other investments of the Group comprised the following:

		December 31,
	Category	2021	2020
Debt securities	At amortized cost	2,810	8,764
Investments in equity	FVPL	1,228	400
Loans and unquoted notes	At amortized cost	555	328
Other investments (Gross)		4,593	9,492
Allowance for ECL		(2)	(4)
Total other investments		4,591	9,488

The main change in the amount of other investments occurred due to the reclassification of debt securities to short-term investments in line with the maturity date.